CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)
Compensation expense paid in stock, stock options, warrants or as a result of amortization of stock-based compensation included in selling and general and administrative expenses	$ 140,196	$ 7,344
Interest expense paid in stock, stock options, warrants, or repricing of warrants, and accretion of debt discount	$ 2,118	$ 700,384